Reinsurance (Tables)	12 Months Ended
Dec. 31, 2022
Reinsurance Disclosures [Abstract]
Effect of Reinsurance on Premiums Written and Earned
The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

	2022		2021		2020
(millions)	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$52,335.6	$50,650.2	$48,129.6	$46,018.6	$41,736.4	$40,687.7
Ceded premiums:
Regulated	(621.5)	(674.8)	(674.5)	(650.2)	(648.2)	(686.5)
Non-Regulated	(633.0)	(734.2)	(1,049.9)	(999.7)	(519.5)	(739.6)
Total ceded premiums	(1,254.5)	(1,409.0)	(1,724.4)	(1,649.9)	(1,167.7)	(1,426.1)
Net premiums	$51,081.1	$49,241.2	$46,405.2	$44,368.7	$40,568.7	$39,261.6

Prepaid Reinsurance Premiums and Reinsurance Recoverables
Our reinsurance recoverables and prepaid reinsurance premiums were comprised of the following at December 31:

	Reinsurance Recoverables				Prepaid Reinsurance Premiums
($ in millions)	2022		2021		2022		2021
Regulated:
MCCA	$2,332.3	40%	$2,364.0	47%	$26.4	9%	$26.7	6%
CAIP	626.8	11	529.0	11	50.4	17	111.2	24
FHCF	437.3	7	81.3	2	0	0	0	0
NFIP	215.4	4	13.9	0	60.1	20	62.4	14
NCRF	143.2	2	118.7	2	54.5	18	44.4	10
Other	2.9	0	2.2	0	1.5	1	1.4	0
Total Regulated	3,757.9	64	3,109.1	62	192.9	65	246.1	54
Non-Regulated:
Commercial Lines	1,544.3	27	1,518.4	31	91.0	31	198.2	43
Property	524.4	9	345.8	7	11.6	4	13.3	3
Other	5.5	0	7.2	0	0	0	0	0
Total Non-Regulated	2,074.2	36	1,871.4	38	102.6	35	211.5	46
Total	$5,832.1	100%	$4,980.5	100%	$295.5	100%	$457.6	100%